Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 1,278	$ 1,184
Amortization of other assets included in cost of goods sold	172	127
Impairment charges	74	81
Other non-cash charges	7	(2)
Deferred income taxes	31	(6)
Dividends received in excess of equity income	33	2
Non-cash portion of Other expense, net	(56)	(71)
Items not involving current cash flows	$ 1,539	$ 1,315